EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Partnership Units [Line Items]
Distributions	$ 3,515	$ 1,762	$ 1,585
Distributions	$ 830	$ 796	$ 755
Per unit (in dollars per share)	$ 1.18	$ 1.12	$ 1.06
Limited partners
Schedule of Partnership Units [Line Items]
Distributions	$ 301	$ 293	$ 276
Non-controlling interests | Redeemable/ exchangeable and special limited partnership units
Schedule of Partnership Units [Line Items]
Distributions	516	490	464
Distributions	510	485	460
Non-controlling interests | Special LP Units
Schedule of Partnership Units [Line Items]
Distributions	6	5	4
Non-controlling interests | Exchange LP Units
Schedule of Partnership Units [Line Items]
Distributions	$ 13	$ 13	$ 15